Other Payables and Accrued Liabilities	12 Months Ended
Mar. 31, 2025
Other Payables and Accrued Liabilities [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

NOTE 10 — OTHER PAYABLES AND ACCRUED LIABILITIES

	As of March 31,
	2024	2025
	RMB	RMB
Advance from customers	35,546	45,411
Accrued payroll	10,828	11,065
VAT payable	4,759	3,490
Other payables	12,818	29,384
Total	63,951	89,350

As of March 31, 2024, other payables mainly included RMB6.8 million advance from supply chain service provider and RMB2.2 million advance refundable to a customer. As of March 31, 2025, other payables mainly included RMB6.8 million advance from supply chain service provider and RMB2.2 unpaid director’s compensation.